UNITED STATES
                 SECURITIES AND EXCHANGE
                       COMMISSION
                 Washington, D.C. 20549

                        FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December
31, 1999 Check here if Amendment [X]; Amendment
Number:
This Amendment (Check only one.): [ ] is a
restatement.
                                  [X] adds new
holdings entries.
Institutional Investment Manager Filing this Report:
Name:   Murray Johnstone International Limited
address:11 West Nile Street
        Glasgow
        Scotland
        G1 2PX

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorised to submit it, that all information contained herein is trur, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name: Graeme Charles Mitchell
Title:Group Compliance Officer
Phone:011-44-141-226-3131
Signature, Place and Date of Signing:

Graeme Charles Mitchell  Glasgow, Scotland
14 February 2000

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT

[ ]    13F NOTICE

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE

SECURITIES EXCHANGE ACT OF 1934

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:14

Form 13F Information Table Entry Total:9308035

Form 13F Information Table Value Total:353451784

List of Other Included Managers:
No.  13F File Number  Name
01                    ATLAS SECURITIES INC.
02                    ROBERT W BAIRD
03                    NESBITT BURNS CORP.
04                    BEAR STEARNS ASSET MANAGEMENT INC.
05                    CAPTRUST FINANCIAL ADVISORS
06                    LOCKWOOD FINANCIAL SERVICES INC.
07                    PAINEWEBBER INC.
08                    DEAN WITTER REYNOLDS INC.
09   ST 7313 R        PRUDENTIAL SECURITIES INC.
10                    SALOMON SMITH BARNEY INC.
11                    MIDATLANTIC
12                    MERRILL LYNCH
13                    WHEATFIRST
14                    SCOTIA MCLEOD

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FORM 13F INFORMATION TABLE
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
                                                                VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                       TITLE OF CLASS  CUSIP      (x$1000) PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED NONE
------------------------------------ --------------- ---------- -------- ------- --- ---- -------- --------    -------- ------ ----

ABERCROMBIE & FITCH CO               CL A            002896207 591        21300          SOLE                  21300     0     0
AEGON NV                             ORD AMER REG    007924103 8247       85217          SOLE      2 TO 14     85217     0     0
ALBERTSONS INC                       COM             013104104
ALLIED IRISH BANK                    SPONS ADR ORD   019228402
ALTERA COM                           COM             021441100
AMERICAN INTERNATIONAL GROUP INC     COM             026874107
AT&T CORP                            COM             001957109
BANCO FRANCES AM DEO                 SPONS ADR       059591107
BANCO RIO PLATA ADS                  SPONS ADR CL B  059644104
BANCO SANTANDER                      ADR             05964H105
BANK UNITED CORP                     CL A            065412108
BARCLAYS                             ADR             06738E204
BECTON DICKINSON CO.                 COM             075887111
BEST BUY                             COM             086516101
BRITISH TELECOM                      ADR             111021408
CADBURY SCHWEPPES PLC                ADR             127209302
CALYPTE BIOMEDICAL CORP              COM             131722100
CARDINAL HEALTH INC                  COM             14149Y108
CENTRAL EURO EQUITY FUND INC         COM             153436100
CHASE MANHATTAN CORP                 COM             16161A108
COMPANIA DE TELECOM CHILE            SPONS ADR NEW   204449300
COSTCO COMPANIES INC                 COM             22160Q102
DELPHI AUTOMOTIVE SYS CORP           COM             247126105
DU PONT DE NEMOURS & CO              COM             263534109
ELSEVIER NV                          SPONS ADR NEW   290259100
EMC CORP MASS                        COM             268648102
ENI SPA                              SPONS ADR       26874R108
EQUANT NV                            NY REG SHS      294409107
FISERV INC                           COM             337738108
FOMENTO ECON                         SPONS ADR FEMSA 344419106
FRANCE GROWTH INC                    COM             35177K108
GENERAL ELECTRIC CO                  COM             369604103                  15200      0    0
GENERAL MOTORS CORP                  COM             370442105
GLOBAL TELESYSTEMS GROUP             COM             379364104
GTE CORP                             COM             362320103
HILTON GROUP                         COM             432848109
INTERNATIONAL BUSINESS SYSTEMS       COM             459200101
ING GROEP AG                         SPONS ADR       456837103
INTEL CORP                           COM             458140100
ITO YOKADO LTD                       ADR NEW         465714301
ITALY FUND INC                       COM             465395101
ISTITUTO BANCARI SAN PAULO DI TOR    SPONS ADR       465224103
LAFARGE CORP                         COM             505862102
LILLY (ELI) & CO                     COM             532457108
LOWES COS INC                        COM             548661107
MATSUSHITA EKECTRONICS               ADR             576879209
MAXIM INTEGRATED PRODS INC           COM             57772K101
MCI WORLDCOM                         ADR             98155K102
MEDIAONE GROUP                       COM             58440J104
MELLON BANK CORP                     COM             485509102
MEXICO FUND INC                      COM             592835102
MICRON TECHNOLOGY                    COM             595112103
MICROSOFT CORP                       COM             594918104
MOBIL CORP                           COM             607059102
MOTOROLA INC                         COM             620076109
NATIONAL AUSTRALIA BANK LTD          SPONS ADR       632525408
NATIONAL WESTMINSTER BANK PLC        ADR             638539403
NIPPON TELEGRAPH & TELEPHONE         SPONS ADR       654624105 12515      199880          SOLE                   199880      0    0
OFFICE DEPOT INC                     COM             676220106   712       32267          SOLE                    32267      0    0
PETROLEUM GEO SERVICES               SPONS ADR       716597109
PHARMACIA & UPJOHN INC               COM             716941109
PHILIP MORRIS COS INC                COM             718154107
PORTUGAL FUND INC                    COM             737265108
SCOTTISH POWER PLC                   SPONS ADR FINAL 81013T705
SHELL TRANSPORT & TRADING PLC        NEW YORK SH NEW 822703609
SMITHKLINE BEECHAM PLC               ADR REP ORD     832378301
SOCIEDAD QUIMICA MINERAL CHILE       SPONS ADR SER B 833635105
SONY CORP                            ADR NEW         835699307
SPRINT CORP                          COM             852061100
SUN MICROSYSTEMS INC                 COM             866810104
SWISSCOM                             SPONS ADR       871013108
TAIWAN SEMI CONDUCTORS MFG LTD       SPONS ADR       874039100
TELECOM ARGENTINA STET               SPONS ADR REP B 879273209
TELECOM CORP OF NZ                   SPONS ADR       879278208
TELECOM ITALIA SPA                   SPONS ADR ORD   87927W106
TELEFONICA DE ESPANA SA              SPONS ADR       879382208
TELEFONOS DE MEXICO SA               ADR NOMINATIVE  879403400
TEXACO INC                           COM             881694103
TIME WARNER INC                      COM             887315109
TOTAL FINA SA                        SPONS ADR       89150A108
TUBOS DE ACERO MEXICO SA             ADR NEW         898592506
TYCO INTERNATIONAL                   COM             902124106
UNIBANCO-UNIA DE BANCOS BRASIL       GDR REP PFD UT  90458E107
UNITED KINGDOM FUND INC              COM             910766104
UNITED TECHNOLOGIES CORP             COM             913017109
VODAFONE GROUP LTD                   SPONS ADR       92857T107
WELLS FARGO & CO                     COM             949746101
WEBS INDEX FUND                      FRANCE WEBS     92923H509
WEBS INDEX FUND                      AUSTRIA WEBS    92923H202
WEBS INDEX FUND                      ITALY WEBS      92923H806
WEBS INDEX FUND                      JAPAN WEBS      92923H889
WEBS INDEX FUND                      NETHERLAND WEBS 92923H855
WEBS INDEX FUND                      SINGAPORE WEBS  92923H871
WEBS INDEX FUND                      HONG KONG WEBS  92923H707
WEBS INDEX FUND                      BELGUIM WEBS    92923H301

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